Impairment Charges and Reversals - Additional Information (Detail) - CAD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Goodwill impairments			$ 0	$ 0	$ 0
Description of key assumptions in determining fair value less costs of disposal			The recoverable amounts of Cenovus’s upstream CGUs were determined based on FVLCOD or an evaluation of comparable asset transactions. The fair values for producing properties were calculated based on discounted after-tax cash flows of proved and probable reserves using forward prices and cost estimates, prepared by Cenovus’s IQREs (Level 3). Key assumptions in the determination of future cash flows from reserves include crude oil and natural gas prices, costs to develop and the discount rate.
Discounted future cash flows, inflation rate	2.00%		2.00%
DD&A Impairment value recorded			$ 2,131,000,000	1,838,000,000	931,000,000
Exploration Expense			2,123,000,000	888,000,000	2,000,000
E&E [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Exploration Expense			$ 2,123,000,000	890,000,000
Bottom of range [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Discounted future cash flows, discount rate	10.00%		10.00%
Top of range [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Discounted future cash flows, discount rate	15.00%		15.00%
Northern Alberta CGU [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses						$ 564,000,000
Impairment recoverable value		$ 1,100,000,000			1,100,000,000
Impairment reversal value		400,000,000
DD&A Impairment value recorded		$ 0
Percentage of reduction in expected future operating costs		5.00%
Suffield CGU [Member] | Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses					65,000,000
Impairment recoverable value		$ 548,000,000			548,000,000
Impairment reversal value		62,000,000
DD&A Impairment value recorded		$ 0
Deep Basin [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
DD&A Impairment value recorded			$ 412,000,000	331,000,000
Exploration Expense			2,117,000,000
Deep Basin [Member] | Clearwater CGU [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses			100,000,000	56,000,000
Impairment recoverable value	$ 761,000,000		761,000,000	295,000,000
Reversed of impairment loss	132,000,000
Deep Basin [Member] | E&E [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Exploration Expense	$ 2,100,000,000
Oil Sands [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
DD&A Impairment value recorded			1,439,000,000	1,230,000,000	655,000,000
Exploration Expense			6,000,000	888,000,000	2,000,000
Oil Sands [Member] | Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses			6,000,000	21,000,000	16,000,000
Oil Sands [Member] | E&E [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Exploration Expense					2,000,000
Oil Sands [Member] | Borealis CGU [Member] | E&E [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Exploration Expense				888,000,000
Conventional [Member] | Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses					20,000,000
Corporate and Eliminations [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
DD&A Impairment value recorded			$ 58,000,000	$ 62,000,000	65,000,000
Corporate and Eliminations [Member] | Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses					$ 4,000,000